Shareholder Fees {- Fidelity Series 5+ Year Inflation-Protected Bond Index Fund}	Mar. 01, 2022 USD ($)
12.31 Fidelity Series 0-5 & 5+ Year Inflation-Protected Bond Index Funds Series Combo PRO -02 | Fidelity Series 5+ Year Inflation-Protected Bond Index Fund
Shareholder Fees:
(fees paid directly from your investment)	none